Other Assets	12 Months Ended
Dec. 31, 2024
Miscellaneous assets [abstract]
Other Assets
19. Other Assets
19.1 Details of other assets as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Other financial assets
Other receivables	￦	11,068,486	￦	8,955,019
Accrued income		3,130,004		3,271,649
Guarantee deposits		946,356		918,515
Domestic exchange settlement debits		827,104		464,292
Others		887,661		1,322,780
Less: Allowances for credit losses		(304,567)		(518,864)
Less: Present value discount		(10,530)		(9,165)

		16,544,514		14,404,226

Other non-financial assets
Other receivables		1,407		5,435
Prepaid expenses		626,922		654,346
Guarantee deposits		4,776		5,121
Others		3,822,047		3,809,175
Less: Allowances for credit losses		(12,769)		(14,666)

		4,442,383		4,459,411

	￦	20,986,897	￦	18,863,637

19.2 Changes in allowances for credit losses of other assets for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023
	Other financial assets		Other non-financial assets		Total
Beginning	￦	136,075	￦	18,530	￦	154,605
Write-offs		(8,292)		(5,911)		(14,203)
Provision (reversal)		188,279		(1,450)		186,829
Business combination		108		—		108
Others		(11,603)		1,600		(10,003)

Ending	￦	304,567	￦	12,769	￦	317,336

19.2 Changes in allowances for credit losses of other assets for the years ended December 31, 2023 and 2024, are as follows (cont’d):

(In millions of Korean won)	2024
	Other financial assets		Other non-financial assets		Total
Beginning	￦	304,567	￦	12,769	￦	317,336
Write-offs		(13,552)		(142)		(13,694)
Provision (reversal)		155,770		1,987		157,757
Business combination		—		—		—
Others		72,079		52		72,131

Ending	￦	518,864	￦	14,666	￦	533,530